Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 5,276	¥ 4,401	¥ 4,415
Interest cost	682	995	1,159
Expected return on plan assets	(2,566)	(2,575)	(2,351)
Amortization of prior service credit	(925)	(928)	(927)
Amortization of net actuarial loss	959	(15)	502
Amortization of transition obligation	45	49	53
Net periodic pension cost	3,471	1,927	2,851
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,270	3,856	2,460
Interest cost	1,757	1,747	2,251
Expected return on plan assets	(3,581)	(4,584)	(3,857)
Amortization of prior service credit	(96)	(113)	(51)
Amortization of net actuarial loss	617	1,336	215
Amortization of transition obligation	4	3	5
Net periodic pension cost	¥ 1,971	¥ 2,245	¥ 1,023